COVER	12 Months Ended
Mar. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2025
Entity File Number	001-40673
Entity Registrant Name	Cybin Inc.
Entity Incorporation, State or Country Code	A6
Entity Primary SIC Number	2834
Entity Address, Address Line One	100 King Street West
Entity Address, Address Line Two	Suite 5600
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5X 1C9
City Area Code	908
Local Phone Number	764-8385
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	CYBN
Security Exchange Name	NYSEAMER
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	21,601,208
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Financial Statement Error Correction [Flag]	false
Entity Central Index Key	0001833141
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Entity Addresses [Line Items]
Contact Personnel Name	C T Corporation System
Entity Address, Address Line One	1015 15th Street N.W.
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	572-3133